Business and Credit Concentrations (Tables)	12 Months Ended
Dec. 31, 2018
Business And Credit Concentrations [Abstract]
Amount Due From Customers, Percent of Outstanding Accounts Receivable
Each amount due from the following customers represented more than 10% of the outstanding accounts receivable on December 31, 2018 and 2017.

Percentage of accounts receivable outstanding (%) December 31, 2018
Hunan Hori New Materials Co., Ltd.	17.7%
Eternal Electronic Material (Guangzhou) Co., Ltd.	12.4%
Eternal Electronic (Suzhou) Co., Ltd.	10.8%
Yunnan Dexin Zhiye Co., Ltd.	10.0%

Percentage of ac coun ts receivable outstanding (%) D ecem ber 31, 2017
Yunnan Dexin Zhiye Co., Ltd.	19.8%
Zhuhai City Nengdong Technology Optical Materials Co., Ltd.	16.9%
Eternal Photo Electronic Materials (Guangzhou) Co., Ltd.	10.5%

Percentage of Total Purchases From Vendors
The following are the vendors that supplied 10% or more of our raw materials for each of the year ended December 31, 2018, 2017 and 2016:

		Percentage of total purchases (%)
Supplier	Item	2018	2017	2016
Sinopec Yizheng Chemical Fibre Company Limited	PET resin and Additives	43.3%	40.5%	60.3%
PetroChina Co Ltd North China chemical sales branch	PET resin and Additives	30.3%	0.0%	0.0%
Weifang Power Supply Company.	Electric power	8.4%	10.3%	12.3%